Volkswagen Auto Loan Enhanced Trust 2014-1	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 7-29-2016	PAGE 1

A. DATES				Begin	End	# days
1	Determination Date				8/18/2016
2	Payment Date				8/22/2016
3	Collection Period			7/1/2016	7/29/2016	29
4	Monthly Interest Period - Actual/360			7/20/2016	8/21/2016	33
5	Monthly Interest - 30/360					30

B. SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	288,000,000.00	—	—	—	—
7	Class A-2 Notes	418,000,000.00	—	—	—	—
8	Class A-3 Notes	418,000,000.00	277,985,960.68	21,022,754.56	256,963,206.12	0.6147445
9	Class A-4 Notes	126,000,000.00	126,000,000.00	—	126,000,000.00	1.0000000

10	Total Securities	$1,250,000,000.00	$403,985,960.68	$21,022,754.56	$382,963,206.12

11	Overcollateralization	38,660,147.26	38,660,147.26		38,660,147.26

12	Adjusted Pool Balance	$1,288,660,147.26	$442,646,107.94	$21,022,754.56	$421,623,353.38

13	YSOC	45,906,697.74	12,687,362.40		11,893,250.87

14	Net Pool Balance	$1,334,566,845.00	$455,333,470.34	$21,022,754.56	$433,516,604.25

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal& Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.19000%	—	—	—	—
16	Class A-2 Notes	0.42000%	—	—	—	—
17	Class A-3 Notes	0.91000%	210,806.02	0.5043206	21,233,560.58	50.7979918
18	Class A-4 Notes	1.45000%	152,250.00	1.2083333	152,250.00	1.2083333

	Total Securities		363,056.02		21,385,810.58

C. COLLECTIONS AND AVAILABLE FUNDS
19	Scheduled Principal Payments Received					14,309,856.25
20	Scheduled Interest Payments Received					874,019.24
21	Prepayments of Principal Received					921,369.08
22	Liquidation Proceeds					6,279,586.10
23	Recoveries Received					159,346.49
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections					22,544,177.16

26	Repurchased Receivables					—
27	Reserve Account Excess Amount (Item 88)					1,994.62

28	Total Available Funds, prior to Servicer Advances					22,546,171.78

29	Servicer Advance (Item 71)					—

30	Total Available Funds + Servicer Advance					22,546,171.78

31	Reserve Account Draw Amount (Item 74)					—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					22,546,171.78

D. DISTRIBUTIONS

	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)					—
34	Servicing Fees (Item 41)					379,444.56
35	Class A Noteholder Interest (Item 50)					363,056.02
36	Principal Distribution Amount (Item 75)					21,022,754.56
37	Amount Paid to Reserve Account to Reach Specified Balance					—
38	Other Amounts Paid to Trustees					—
39	Certificateholders Principal Distribution Amount					—

40	Remaining Funds to Seller					780,916.64

	Distribution Detail:	Due	Shortfall	Paid
41	Servicing Fees	379,444.56	—	379,444.56

	Pro rata:
42	Class A-1 Interest	—	—	—
43	Class A-2 Interest	—	—	—
44	Class A-3 Interest	210,806.02	—	210,806.02
45	Class A-4 Interest	152,250.00	—	152,250.00
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	363,056.02	—	363,056.02

E. CALCULATIONS
	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance			442,646,107.94
52	Beginning Net Pool Balance		455,333,470.34
53	Receipts of Scheduled Principal		(14,309,856.25)
54	Receipts of Prepaid Principal		(921,369.08)
55	Liquidation Proceeds		(6,279,586.10)
56	Other Collections of Principal		—
57	Principal Amount of Repurchases		—
58	Principal Amount of Defaulted Receivables		(306,054.66)

59	Ending Net Pool Balance		433,516,604.25
60	Yield Supplement Overcollateralization Amount		11,893,250.87

61	Adjusted Pool Balance		421,623,353.38
62	Less: Adjusted Pool Balance - End of Collection Period			421,623,353.38

63	Calculated Principal Distribution Amount			21,022,754.56

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)			22,546,171.78
65	Less: Prior Advance Reimbursement (Item 33)			—
66	Less: Servicing Fees Paid (Item 34)			379,444.56
67	Less: Interest Paid to Noteholders (Item 35)			363,056.02
68	Less: Calculated Principal Distribution (Item 63)			21,022,754.56

69	Equals: Remaining Available Funds before Servicer Advance			780,916.64
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			780,916.64
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			21,022,754.56

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance			—
77	Less: Prior Advance Reimbursement			—
78	Plus: Additional Servicer Advances for Current Period			—

79	Ending Balance of Servicer Advance			—

F. RESERVE ACCOUNT
	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $6,443,300.74, and (b) the aggregate note balance)			6,443,300.74
81	Initial Reserve Account Balance			1,288,660.15
82	Beginning Reserve Account Balance			6,443,300.74
83	Plus: Net Investment Income for the Collection Period			1,994.62

84	Subtotal: Reserve Fund Available for Distribution			6,445,295.36
85	Plus: Deposit of Excess Available Funds (Item 37)			—
86	Less: Reserve Account Draw Amount (Item 74)			—

87	Subtotal Reserve Account Balance			6,445,295.36
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			1,994.62

89	Equals: Ending Reserve Account Balance			6,443,300.74

90	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G. POOL STATISTICS
	Collateral Pool Balance Data:		Initial	Current
91	Net Pool Balance		1,334,566,845	433,516,604
92	Number of Current Contracts		54,727	34,967
93	Weighted Average Loan Rate		2.44%	2.36%
94	Average Remaining Term		58.0	30.1
95	Average Original Term		64.19	65.7
96	Monthly Prepayment Rate			1.09%

	Net Credit Loss and Repossession Activity:		Units	Outstanding Principal Balance
97	Aggregate Outstanding Principal Balance of Charged Off Receivables		29	489,490.91
98	Liquidation Proceeds on Related Vehicles			183,436.25
99	Recoveries Received on Receivables Previously Charged Off			159,346.49

100	Net Principal Losses for Current Collection Period		29	146,708.17

101	Beginning Net Principal Losses		430	7,388,574.35
102	Net Principal Losses for Current Collection Period		29	146,708.17

103	Cumulative Net Principal Losses		459	7,535,282.52

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,334,556,845.01)			0.56%

	Delinquencies Aging Profile - End of Period:	Percentage	Units	Outstanding Principal Balance
105	Current	98.93%	34,677	428,858,589.62
106	31 - 60 Days Delinquent	0.93%	244	4,018,367.28
107	61 - 90 Days Delinquent	0.15%	46	639,647.35

108	Total	100.00%	34,967	433,516,604.25

	Summary of Material Modifications, Extensions or Waivers

	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants

	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

	None in the current month

VW CREDIT, INC., as Servicer